Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders'deficit (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 640